PUTNAM GLOBAL GROWTH AND INCOME FUND
                 Prospectus Supplement dated June 9, 1997
                   to Prospectus dated December 31, 1996

In the section of the prospectus of the fund entitled "How the funds are managed" the section of the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam
Management") that have primary responsibility for the day-to-day management of the fund's portfolio is replaced with the following:


                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------

Putnam Global Growth
and Income Fund

Hugh H. Mullin       1995         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1986.

Justin M. Scott      1995         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.

Deborah F. Kuenstner 1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since March, 1997.
                                  Prior to March, 1997, Ms.
                                  Kuenstner was the Senior
                                  Portfolio Manager at Dupont
                                  Pension Fund Investment.

                                  34559         6/97